Nationwide International Small Cap Fund Summary Prospectus February 28, 2017

Class/Ticker A NWXSX Class R6* NWXUX Institutional Service Class NWXVX

* Prior to February 28, 2017, Class R6 shares were known as “Institutional Class” shares.

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2017, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing With Nationwide Funds” commencing on page 60 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 115 of the Statement of Additional Information.

	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses [1]	0.33%	0.08%	0.33%
Total Annual Fund Operating Expenses	1.53%	1.03%	1.28%
Fee Waiver/Expense Reimbursement[2]	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.49%	0.99%	1.24%

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.99% until at least February 28, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, acquired fund fees and expenses, other expenses which are capitalized in accordance with generally accepted accounting principles, and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$718	$1,027
Class R6 shares	101	324
Institutional Service Class shares	126	402

SP-ISC (2/17)

Summary Prospectus February 28, 2017	1	Nationwide International Small Cap Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed since the Fund had not commenced operations as of the most recent fiscal year ended October 31, 2016.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies with smaller market capitalizations at the time of purchase. Companies that are deemed to have smaller capitalizations are those with capitalizations within the range of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index (“EAFE® Small Cap Index”). The subadviser makes market capitalization determinations at the time a security is purchased. In addition, under normal circumstances, the Fund will invest primarily in securities of non-U.S. companies. For these purposes, the subadviser considers an issuer to be a non-U.S. company if it maintains its principal place of business outside the United States, it generates more than 50% of its revenues from business outside the United States, or its common stock trades on an exchange outside the United States. Some of the companies in which the Fund invests may be located in emerging market countries, which typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many securities are denominated in currencies other than the U.S. dollar.

The subadviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and even styles. The Fund’s portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks.

The Fund’s subadviser may use derivatives, such as futures, forwards and swaps, to obtain efficient investment exposure as a substitute for taking a position in an underlying asset, to increase returns, or to hedge against international currency exposure or other risks.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more-established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never develop fully. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in governmental policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Growth style risk – growth stocks may be more volatile than other stocks because they generally are more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

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Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Currency exposure – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps and forwards – using swaps and forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because swaps and forwards often involve leverage, their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for swap and forward contracts, and therefore, they may be less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can affect adversely the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Loss of money is a risk of investing in the Fund.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of the Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Wellington Management Company, LLP

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Mark D. Mandel, CFA	Senior Managing Director and Director, Global Industry Research	Since 2016
Cheryl M. Duckworth, CFA	Senior Managing Director and Associate Director, Global Industry Research	Since 2016

Purchase and Sales of Fund Shares

Minimum Initial Investment
Class A: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
* Provided each monthly purchase is at least $50.
Minimum Additional Investment
Class A: $100
Class R6, Institutional Service Class: no minimum
Automatic Asset Accumulation Plan (Class A): $50

Summary Prospectus February 28, 2017	3	Nationwide International Small Cap Fund

In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You generally can pay for shares by check or wire.

To Place Orders To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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